NEW MARKET TAX CREDIT ENTITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Impact of Consolidated VIE
The following table summarizes the impact of the VIE consolidated by Verso Holdings as of March 31, 2014, and December 31, 2013:

	VERSO PAPER		VERSO HOLDINGS
	March 31,	December 31,	March 31,	December 31,
(Dollars in thousands)	2014	2013	2014	2013
Current assets	$15	$15	$15	$15
Non-current assets	85	85	23,390	23,390
Total assets	$100	$100	$23,405	$23,405
Current liabilities	15	15	141	141
Long-term debt	—	—	23,305	23,305
Other non-current liabilities	7,923	7,923	7,923	7,923
Total liabilities	$7,938	$7,938	$31,369	$31,369
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

The following table summarizes the impact of the VIE consolidated by Verso Holdings as of December 31, 2013 and 2012:

	VERSO PAPER		VERSO HOLDINGS
	December 31,		December 31,
(Dollars in thousands)	2013	2012	2013	2012
Current assets	$15	$24	$15	$24
Non-current assets	85	85	23,390	23,390
Total assets	$100	$109	$23,405	$23,414
Current liabilities	15	23	141	149
Long-term debt	—	—	23,305	23,305
Other non-current liabilities	7,923	7,923	7,923	7,923
Total liabilities	$7,938	$7,946	$31,369	$31,377
Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.